Leases	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Disclosure of leases [text block]

Note 28     Leases

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

	December	January 1,
Amounts in US$ ‘000	31, 2019	2019 (a)
Right of use assets
Production, facilities and machinery	8,785	9,398
Buildings and improvements	4,677	5,212
	13,462	14,610
Lease liabilities
Current	7,442	7,967
Non-current	5,801	6,643
	13,243	14,610
(a)

In the previous year, the Group only recognized lease assets and lease liabilities in relation to leases that were classified as ‘finance leases’ under IAS 17 Leases. For adjustments recognized on adoption of IFRS 16 on January 1, 2019, please refer to Note 2.1.1.

The Consolidated Statement of Income shows the following amounts relating to leases:

Amounts in US$ ‘000	2019
Depreciation charge of Right of use assets
Production, facilities and machinery	(1,834)
Buildings and improvements	(1,810)
(3,644)

Unwinding of long-term liabilities (included in Financial results)	(419)
Expenses related to short-term leases (included in Production and operating cost and Administrative expenses)	(13,463)
Expenses related to low-value leases (included in Administrative expenses)	(314)